Fees Summary	Oct. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,922,000
Previously Paid Amount	0.00
Total Fee Amount	403.53
Total Offset Amount	0.00
Net Fee	403.53
Narrative - Max Aggregate Offering Price	$ 2,922,000
Final Prospectus	true